Shareholders' Deficit - Preferred Stock Shares (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Oct. 31, 2020
STOCKHOLDERS' EQUITY
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0